Stockholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Class of Stock [Line Items]
Distributions paid by the company to be appropriated as additional paid-in capital or a legal reserve	10.00%
Dividends per share	¥ 10
Dividend proposed	¥ 1,733
Amount available for future payment of dividends	¥ 55,734
Total Shares Of Common Stock [Member]
Class of Stock [Line Items]
Minimum additional paid in capital or a legal reserve in order to satisfy distribution appropriation	25.00%